------------------------------------------------------
Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[ ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 62

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 64

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
	immediately upon filing pursuant to Paragraph (b) of Rule 485 On (date) pursuant to paragraph (b) of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
XXX	On August 30, 1999 pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485 On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock


SMITH BARNEY INVESTMENT FUNDS
PART A

[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.





Prospectus     Smith Barney
               Mutual Funds



--------------------------------------------------------------------------------



August 30, 1999       Smith Barney Hansberger
                      Global Small Cap Value Fund

                          Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents


    Fund goal and strategies.......................................4

    Investments, risks and performance.............................5

    More on the fund's investments.................................8

    Management.....................................................9

    Choosing a class of shares to buy.............................10

    Comparing the fund's classes..................................11

    Sales charges.................................................12

    More about deferred sales charges.............................15

    Buying shares.................................................16

    Exchanging shares.............................................17

    Redeeming shares..............................................18

    Other things to know about
     share transactions...........................................20

    Smith Barney 401(k) and
     ExecChoice programs..........................................22

    Dividends, distributions and
     taxes........................................................23

    Share price...................................................24

    Financial highlights..........................................24

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective
The fund seeks long-term capital growth.

Principal investment strategies

Key investments The fund invests primarily in common stocks and other equity securities of U.S. and foreign companies with relatively small market capitalizations. These are market capitalizations of $1.4 billion or less at the time of investment. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund may purchase foreign securities in the form of sponsored and unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign companies.

Selection process The subadviser uses a "bottom-up" approach to security selection, focusing primarily on identifying individual securities that meet the fund's value criteria. The fund seeks to invest in companies with low share prices relative to their earnings, cash flow and/or net asset value.

First, the subadviser uses fundamental analysis to identify a universe of securities of small capitalization companies the subadviser believes are undervalued. Specifically, the subadviser uses proprietary valuation screens, internal and external research sources and other fundamental analysis to identify these undervalued securities. The subadviser considers companies in various industries and sectors, and searches a wide variety of countries and regions.

Once the subadviser has identified a range of securities that appear undervalued, the subadviser further analyzes each security to determine whether it meets the fund's strict value criteria. For each security, the subadviser considers economic and other fundamental factors, including:

 .Sales and earnings growth
 .New product development
 .Cash flow
 .Track record and structure of management

The subadviser will consider a security for investment in the fund only if it meets the fund's strict value criteria.

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:
 .  U.S. or foreign stock prices decline
 .  Small capitalization or foreign companies fall out of favor with investors
 .  Adverse governmental action or political, economic or market instability affects a foreign country or region
 .  The currency in which a security is priced declines in value relative to the
   U.S. dollar
 .  The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater in emerging markets.

Compared to mutual funds that focus on large capitalization companies, the fund's share price may be more volatile because of its focus on smaller capitalized companies. These companies are more likely to have:

 .  More limited product lines
 .  Fewer capital resources
 .  Less depth of management

Further, securities of small capitalization companies are more likely to:
 .  Experience sharper swings in market values
 . Be harder to sell at times and prices the manager believes appropriate . Offer greater potential for gains and losses

Who may want to invest  The fund may be an appropriate investment if you:
 . Are seeking to invest for long-term capital appreciation in the global market . Currently have exposure to domestic equity investments or fixed income investments and wish to broaden your investment portfolio
 . Are willing to accept the risks of the stock market and the special risks of investing in foreign markets and small capitalization companies

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing the fund's performance. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR GRAPH APPEARS HERE]

                                                Total Return: Class A Share

        Calendar years ended December 31, 98                10%

The bar chart shows the performance of the fund's Class A shares for the past year (the fund's only full calendar year since inception). Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.



Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
                    quarter 199X Year to date:  xx% through June 30, 1999

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Smith Barney World EMI Index -- Small Cap, an unmanaged index of global common stocks of small capitalization companies. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

-------------------------------------------------------------------------------
                                        Average Annual Total Returns
                                   Calendar Years Ended December 31, 1998
-------------------------------------------------------------------------------
         Class       1 year  5 years  10 years  Since Inception  Inception Date
A                              n/a      n/a                          [12/18/97]
B                              n/a      n/a                          [12/18/97]
L                              n/a      n/a                          [12/18/97]
Y                              n/a      n/a                          [12/18/97]
Smith Barney World EMI                                                    *
 Index --Small Cap

*Index comparison begins on _______.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

-------------------------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)             Class A     Class B     Class L     Class Y
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                    5.00%      None         1.00%    None
 purchases (as a % of offering price)

Maximum deferred sales charge (load) (as a % of           None*       5.00%       1.00%    None
 the lower of net asset value at purchase or
 redemption)

Annual fund operating expenses
(expenses deducted from fund assets)

Management fee**                                          1.05%       1.05%       1.05%    1.05%

Distribution and service (12b-1) fee                      0.25%       1.00%       1.00%    None

Other expenses

Total annual fund operating expenses**

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**Because the manager has agreed to limit total annual fund operating expenses, actual expenses were:

                                                      Class A     Class B     Class L     Class Y
Management fee
Total annual fund operating expenses

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

---------------------------------------------------------------------------
Number of years you own your shares      1 year  3 years  5 years  10 years
---------------------------------------------------------------------------
Class A (with or without redemption)     $       $        $        $
Class B (redemption at end of period)    $       $        $        $
Class B (no redemption)                  $       $        $        $
Class L (redemption at end of period)    $       $        $        $
Class L (no redemption)                  $       $        $        $
Class Y (with or without redemption)     $       $        $        $

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

More on foreign investing. As discussed above, investing in foreign issuers may involve unique risks. Some of these risks do not apply to larger more developed countries. However, these risks may be more pronounced to the extent the fund invests in emerging markets countries or significantly in any one country.
The fund may invest up to 20% of its assets in securities of emerging markets issuers.
 . Information about foreign issuers or markets may be limited because of less rigorous disclosure and accounting standards or regulatory practices.

 .  Many foreign markets are smaller, less liquid and more volatile than U.S.
   markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices it considers reasonable.

 .  The U.S. dollar may appreciate against foreign currencies, or a foreign government may impose restrictions on currency conversion or trading.
 .  The economy of foreign countries may grow at a slower rate than expected or may experience a downturn or recession.
 .  Economic, political and social developments may adversely affect foreign securities markets.
 .  Foreign withholding taxes may reduce the fund's return.

Derivative contracts. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in stock market prices, interest rates or currencies. A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. The fund may invest in equity "swaps," which are derivative contracts that allow the fund to exchange domestically traded shares of securities for local shares of foreign securities.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager oversees the fund's investment operations and those of the subadviser. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

The fund's subadviser, Hansberger Global Investors, Inc., is located at 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida 33301. As of December 31, 1998, the subadviser had approximately $2.1 billion under management. Lauretta
(Retz) Reeves, Vladimir Tyurenkov, Charles F. Gulden and Ronald W. Holt are responsible for the day-to-day management of the fund's portfolio. Ms. Reeves has been a portfolio manager and managing director of the subadviser since 1996. Prior thereto, she was senior vice president of Templeton Worldwide Inc. Mr. Tyurenkov he has been a managing director of the subadviser since 1995. Prior thereto, spent several years working for the Russian government and worked extensively on the Pepperdine University Russian Conversion and Privatization Program. Mr. Gulden has been a managing director of the subadviser since 1996. Prior thereto, he was vice president and director of Templeton Worldwide Inc. Mr. Holt has been a research analyst for the subadviser since 1997. Prior thereto, he was a vice president in the corporate and institutional client group at Merrill Lynch.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to ____% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers or, the efforts of its service providers to correct the problem will be successful.

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 . For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


--------------------------------------------------------------------------------------------
                                                           Initial               Additional
--------------------------------------------------------------------------------------------
                                                 Classes A, B, L   Class Y       All Classes

General                                                   $1,000  $15 million
         $50

IRAs, Self Employed Retirement Plans, Uniform             $  250  $15 million
         $50
 Gift to Minor Accounts

Qualified Retirement Plans                                $   25  $15 million
         $25

Simple IRAs                                               $    1     n/a              $ 1

--------------------------------------------------------------------------------------------
Monthly Systematic Investment Plans                       $   25     n/a              $25
--------------------------------------------------------------------------------------------

Quarterly Systematic Investment Plans                     $   50     n/a              $50
--------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------------------
                              Class A                Class B               Class L               Class Y
----------------------------------------------------------------------------------------------------------------

Key                    .Initial sales charge  . No initial sales     . Initial sales      . No initial or
features               .You may qualify       charge                 charge is lower      deferred sales charge
                       for reduction or       . Deferred sales       than Class A         . Must invest at
                       waiver of initial      charge declines        . Deferred sales     least
                       sales charge           over time              charge for only 1    $15 million
                       . Lower annual         . Converts to          year                 . Lower annual
                       expenses than Class    Class A after 8        . Does not           expenses than the
                       B and Class L          years                  convert to           other classes
                                              . Higher annual        Class A
                                              expenses than          . Higher annual
                                              Class A                expenses than
                                                                     Class A

----------------------------------------------------------------------------------------------------------------
Initial sales          Up to 5.00%;           None                   1.00%                None
charge                 reduced for large
                       purchases and
                       waived for certain
                       investors.  No
                       charge for
                       purchases of
                       $500,000 or more
----------------------------------------------------------------------------------------------------------------

Deferred               1% on purchases of     Up to 5.00%            1% if you redeem     None
sales charge           $500,000 or more if    charged when you       within 1 year of
                       you redeem within      redeem shares.         purchase
                       1 year of purchase     The charge is
                                              reduced over time
                                              and there is no
                                              deferred sales
                                              charge after 6 years

Annual                 0.25% of average       1% of average          1% of average        None
distribution           daily net assets       daily net assets       daily net assets
and service
fees

Exchange-able into*    Class A shares of      Class B shares of      Class L shares of    Class Y shares of
                       most Smith Barney      most Smith Barney      most Smith           most Smith Barney
                       funds                  funds                  Barney funds         funds
----------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

--------------------------------------------------------------------------------
Sales charge:  Class A shares
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


-----------------------------------------------------------
                                     Sales Charge as a % of

                                    Offering     Net amount
       Amount of purchase           price (%)   invested (%)
-----------------------------------------------------------

Less than $25,000                       5.00           5.26
-----------------------------------------------------------
$25,000 but less than $50,000           4.00           4.17
$50,000 but less than $100,000          3.50           3.63
-----------------------------------------------------------
$100,000 but less than $250,000         3.00           3.09
$250,000 but less than $500,000         2.00           2.04
-----------------------------------------------------------
$500,000 or more                         -0-            -0-
-----------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
Sales charge:  Class B shares
--------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-----------------------------------------------------------------
                                                            6th
Year after purchase                                      through
                           1st   2nd   3rd   4th   5th     8th
-----------------------------------------------------------------

  Deferred sales charge      5%    4%    3%    2%    1%         0%
-----------------------------------------------------------------

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                  Shares issued:                  Shares issued:
At initial                      On reinvestment of              Upon exchange from
purchase                        dividends and                   another Smith Barney
distributions                                                   fund
-----------------------------------------------------------------------------------------
Eight years after the       In same proportion as the         On the date the shares
date of purchase            number of Class B shares          originally acquired would
                            converting is to total Class B    have converted into Class A
                            shares you own (excluding shares issued
 as a dividend)                   shares
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales charge:  Class L shares
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
Sales charge:  Class Y shares
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------


Through a      You should contact your Salomon Smith Barney Financial Consultant
Salomon        or dealer representative to open a brokerage account and make
Smith          arrangements to buy shares.
Barney
Financial      If you do not provide the following information, your order will be
Consultant     rejected:
or dealer
represen-      .  Class of shares being bought
tative         .  Dollar amount or number of shares being bought

               You should pay for your shares through your brokerage account no later than the third business day after you place your order.
               Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
------------------------------------------------------------------------------------------
Through the    Qualified retirement plans and certain other investors who are
fund's         clients of the selling group are eligible to buy shares directly from
transfer       the fund.
agent
               .  Write the transfer agent at the following address:

               Smith Barney Investment Funds, Inc.
                  Smith Barney Hansberger Global Small Cap Value Fund
               (Specify class of shares)
               c/o First Data Investor Services Group, Inc.
               P.O. Box 5128
               Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

               .  For more information, call the transfer agent at 1-800-451-2010.
------------------------------------------------------------------------------------------
Through a      You may authorize Salomon Smith Barney, your dealer
systematic     representative or the transfer agent to transfer funds automatically
investment     from a regular bank account, cash held in a Salomon Smith Barney
plan           brokerage account or Smith Barney money market fund to buy shares on a regular basis.

               . Amounts transferred should be at least: $25 monthly or $50 quarterly

               .  If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               For more information, contact your Salomon Smith Barney Financial
               Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith           You should contact your Salomon Smith Barney Financial Consultant
Barney          or dealer representative to exchange into other Smith Barney funds.
offers a        Be sure to read the prospectus of the Smith Barney fund you are
distinctive     exchanging into.  An exchange is a taxable transaction.
family of
funds           .  You may exchange shares only for shares of the same class of
tailored to     another Smith Barney fund.  Not all Smith Barney funds offer all
help meet       classes.
the varying
needs of        .  Not all Smith Barney funds may be offered in your state of
both large      residence.  Contact your Smith Barney Financial Consultant, dealer
and small       representative or the transfer agent.
investors.
                .  You must meet the minimum investment amount for each fund.

                .  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
                (documents transferring ownership of certificates) before the exchange is effective.

                .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
------------------------------------------------------------------------------------------
Waiver of       Your shares will not be subject to an initial sales charge at the time
additional      of
sales           the exchange.
charges
                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase.  If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge.  If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
------------------------------------------------------------------------------------------
By              If you do not have a brokerage account, you may be eligible to
telephone       exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
                Exchange is open.  Call the transfer agent at 1-800-451-2010 between
                9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.
------------------------------------------------------------------------------------------
By mail         If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally      Contact your Salomon Smith Barney Financial Consultant or
               dealer representative to redeem shares of the fund.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
------------------------------------------------------------------------------------------
By mail        For accounts held directly at the fund, send written requests to the transfer agent at the following address:

               Smith Barney Investment Funds, Inc.
                   Smith Barney Hansberger Global Small Cap Value Fund
               (Specify class of shares)
               c/o First Data Investor Services Group, Inc.
               P.O. Box 5128
               Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               .  Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               . Signatures of each owner exactly as the account is registered


------------------------------------------------------------------------------------------
By             If you do not have a brokerage account, you may be eligible to
telephone      redeem shares (except those held in retirement plans) in
               amounts up to $10,000 per day through the transfer agent.
               You must complete an authorization form to authorize
               telephone redemptions.  If eligible, you may request
               redemptions by telephone on any day the New York Stock
               Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests
               received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               Your redemption proceeds can be sent by check to your
               address of record or by wire transfer to a bank account
               designated on your authorization form.  You must submit a
               new authorization form to change the bank account
               designated to receive wire transfers and you may be asked to provide certain other documents.
------------------------------------------------------------------------------------------
Automatic      You can arrange for the automatic redemption of a portion of
cash           your shares on a monthly or quarterly basis.  To qualify you
withdrawal     must own shares of the fund with a value of at least $10,000
plans          and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1%
               per month of the value of your shares subject to a deferred sales charge.

               The following conditions apply:

               .  Your shares must not be represented by certificates

               .  All dividends and distributions must be reinvested

               For more information, contact your Salomon Smith Barney
               Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

       If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

       If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
Transaction                              Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares         Usually capital gain or loss;
                                         long-term only if shares owned more
                                         than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions     Long-term capital gain
Short-term capital gain distributions    Ordinary income
--------------------------------------------------------------------------------
Dividends                                Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended April 30:

                                             1999   1998(1)
---------------------------------------------------------
    Net asset value, beginning of year         $       $
---------------------------------------------------------
Income (loss) from operations:
  Net investment income  (loss)
  Net realized and unrealized gain (loss)
---------------------------------------------------------
Total income (loss) from operations
---------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gain
---------------------------------------------------------
Total distributions
---------------------------------------------------------
Net asset value, end  of year
---------------------------------------------------------
Total return
---------------------------------------------------------
Net assets, end of year (000)'s
---------------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income
---------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.

For a Class B share of capital stock outstanding throughout each year ended April 30:

                                      1999   1998(1)
--------------------------------------------------
Net asset value, beginning of           $       $
--------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain
   (loss)
--------------------------------------------------
Total income (loss) from
--------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gain
  Capital
--------------------------------------------------
Total distributions
--------------------------------------------------
Net asset value, end of year
--------------------------------------------------
Total return
--------------------------------------------------
Net assets, end of year (000)'s
--------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income
--------------------------------------------------
Portfolio turnover rate
--------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.

For a Class L share of capital stock outstanding throughout each year ended April 30:


                                       1999   1998(1)
                                     --------------
Net asset value, beginning of  year      $       $
---------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain
   (loss)
---------------------------------------------------
Total income (loss) from operations
---------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gain
---------------------------------------------------
Total distributions
---------------------------------------------------
Net assets value, end of year
---------------------------------------------------
Total return
---------------------------------------------------
Net assets, end of year (000)'s
---------------------------------------------------
Ratios to average net assets:
    Expenses
    Net investment income (loss)
---------------------------------------------------
Portfolio turnover rate
---------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.

For a Class Y share of capital stock outstanding throughout each year ended April 30:


                                              1999   1998(1)
                                            --------------
Net asset value, beginning of year              $       $
----------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and unrealized gain (loss)
----------------------------------------------------------
Total income (loss) from operations
----------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gain
----------------------------------------------------------
Total distributions
----------------------------------------------------------
Net asset value, end of year
----------------------------------------------------------
Total return
----------------------------------------------------------
Net assets, end of year (000)'s
----------------------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
----------------------------------------------------------
Portfolio turnover rate
----------------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.

Salomon Smith Barney /SM/
a member of citigroup [Symbol]

Smith Barney Hansberger
Global Small Cap Value Fund
--an investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

/SM/ Salomon Smith Barney is a service mark of Salomon Smith Barney Inc. (Investment Company Act file no. 811-03275)
[FD00000 2/99]

[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.


PROSPECTUS  SMITH BARNEY
            MUTUAL FUNDS

--------------------------------------------------------------------------------

August 30, 1999   Smith Barney Hansberger
                  Global Value Fund

                    Class A, B, L and Y Shares




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------


        Fund goal and strategies..............................  4

        Investments, risks and performance....................  5

        More on the fund's investments........................  8

        Management............................................  9

        Choosing a class of shares to buy..................... 10

        Comparing the fund's classes.......................... 11

        Sales charges......................................... 12

        More about deferred sales charges..................... 15

        Buying shares......................................... 16

        Exchanging shares..................................... 17

        Redeeming shares...................................... 18

        Other things to know about
          share transactions.................................. 20

        Smith Barney 401(k) and
          ExecChoice/TM/ programs............................. 22

        Dividends, distributions and
          taxes............................................... 23

        Share price........................................... 24

        Financial highlights.................................. 24


You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Global Value Fund                                                              1

-------------------------------------------------------------------------------
Investments, risks and performance
-------------------------------------------------------------------------------

Investment objective
The fund seeks long-term capital growth.

Principal investment strategies

Key investments The fund invests primarily in common stocks and other equity securities of U.S. and foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund may purchase foreign securities in the form of sponsored and unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign companies.

Selection process The subadviser uses a "bottom-up" approach to security selection, focusing primarily on identifying individual securities that meet the fund's value criteria. The fund seeks to invest in companies with low share prices relative to their earnings, cash flow and/or net asset value.

First, the subadviser uses fundamental analysis to identify a universe of securities of companies the subadviser believes are undervalued. Specifically, the subadviser uses proprietary valuation screens, internal and external research sources and other fundamental analysis to identify these undervalued securities. The subadviser considers companies in various industries and sectors, and searches a wide variety of countries and regions.

Once the subadviser has identified a range of securities that appear undervalued, the subadviser further analyzes each security to determine whether it meets the fund's strict value criteria. For each security, the subadviser considers economic and other fundamental factors, including:

 .  Sales and earnings growth
 .  New product development
 .  Cash flow
 .  Track record and structure of management

The subadviser will consider a security for investment in the fund only if it meets the fund's strict value criteria.

-------------------------------------------------------------------------------
Investments, risks and performance
-------------------------------------------------------------------------------

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .  U.S. or foreign stock prices decline
 .  Foreign companies fall out of favor with investors
 .  Adverse governmental action or political, economic or market instability affects a foreign country or region
 .  The currency in which a security is priced declines in value relative to the
   U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater in emerging markets.

Who may want to invest  The fund may be an appropriate investment if you:
 . Are seeking to invest for long-term capital appreciation in the global market . Currently have exposure to domestic equity investments or fixed income investments and wish to broaden your investment portfolio
 . Are willing to accept the risks of the stock market and the special risks of investing in foreign markets

Global Value Fund                                                              3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing the fund's performance. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR GRAPH APPEARS HERE]


                        % Total Return: Class A Shares

                                    10.00%

                                     1998
                       Calendar years ended December 31


The bar chart shows the performance of the fund's Class A shares for the past year (the fund's only full calendar year since inception). Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___ quarter 199X
                   Year to date:  xx% through June 30, 1999

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the MSCI All Country World Free Index, an unmanaged index of global common stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

-------------------------------------------------------------------------------
                                        Average Annual Total Returns
                                    Calendar Years Ended December 31, 1998
-------------------------------------------------------------------------------
   Class      1 year    5 years   10 years    Since Inception   Inception Date

    A                     n/a        n/a                         [12/18/97]

    B                     n/a        n/a                         [12/18/97]

    L                     n/a        n/a                         [12/18/97]

    Y                     n/a        n/a                         [12/18/97]

MSCI All Country
World Free Index                                                      *

*Index comparison begins on ______.

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

-------------------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)           Class A   Class B    Class L    Class Y

-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed                  5.00%     None       1.00%      None
on purchases (as a % of offering price)

Maximum deferred sales charge (load)                 None*     5.00%      1.00%      None
(as a % of the lower of net asset
value at purchase or redemption)

Annual fund operating expenses
(expenses deducted from fund assets)

Management fee**                                     0.95%     0.95%      0.95%     0.95%

Distribution and service (12b-1) fee                 0.25%     1.00%      1.00%     None

Other expenses
                                                     -----     -----      -----     -----

Total annual fund operating expenses**
                                                     =====     =====      =====     =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. **Because the manager has agreed to limit total annual fund operating expenses, actual expenses were:

                                        Class A   Class B  Class L   Class Y

Management fee

Total annual fund operating expenses

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

-------------------------------------------------------------------------------
Number of years you own your shares     1 year   3 years   5 years  10 years
-------------------------------------------------------------------------------

Class A (with or without redemption)      $         $         $        $

Class B (redemption at end of period)     $         $         $        $

Class B (no redemption)                   $         $         $        $

Class L (redemption at end of period)     $         $         $        $

Class L (no redemption)                   $         $         $        $

Class Y (with or without redemption)      $         $         $        $

Global Value Fund                                                              5

----------------------------------------------------------------------
More on the fund's investments
------------------------------------------------------------------------

More on foreign investing. As discussed above, investing in foreign issuers may involve unique risks. Some of these risks do not apply to larger more developed countries. However, these risks may be more pronounced to the extent the fund invests in emerging markets countries or significantly in any one country.
The fund may invest
up to 20% of its assets in securities of emerging markets issuers.
 . Information about foreign issuers or markets may be limited because of less rigorous disclosure and accounting standards or regulatory practices.

 .  Many foreign markets are smaller, less liquid and more volatile than U.S.
   markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices it considers reasonable.

 . The U.S. dollar may appreciate against foreign currencies, or a foreign government may impose restrictions on currency conversion or trading.

 . The economy of foreign countries may grow at a slower rate than expected or may experience a downturn or recession.

 . Economic, political and social developments may adversely affect foreign securities markets.

 .  Foreign withholding taxes may reduce the fund's return.

Derivative contracts. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in stock market prices, interest rates or currencies. A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. The fund may invest in equity "swaps," which are derivative contracts that allow the fund to exchange domestically traded shares of securities for local shares of foreign securities.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

-------------------------------------------------------------------------------
Management
-------------------------------------------------------------------------------

Manager. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager oversees the fund's investment operations and those of the subadviser. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

The fund's subadviser, Hansberger Global Investors, Inc., is located at 515 Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida 33301. As of December 31, 1998, the subadviser had approximately $2.1 billion under management. Thomas L. Hansberger, Francisco Alzuru and Jon Hock are responsible for the day-to-day management of the fund's portfolio. Mr. Hansberger has been the chairman and chief executive officer of the subadviser since its inception. Prior thereto, he served as chairman, president and chief executive officer of Templeton Worldwide, Inc., where he also was director of research and an officer, director or primary portfolio manager for several Templeton mutual funds. Mr. Alzuru has been a portfolio manager and research analyst for the subadviser since 1994. Prior thereto, he worked at Vestcorp Partners as their Latin American analyst. Mr. Hock has been a research analyst and assistant portfolio manager for the subadviser since 1996. Prior thereto, he was a vice president and senior analyst in the global securities research and economics group at Merrill Lynch

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to ___% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers or, the efforts of its service providers to correct the problem will be successful.

Global Value Fund                                                              7

-------------------------------------------------------------------------------
Choosing a class of shares to buy
-------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 . For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------
                                           Initial                   Additional
-------------------------------------------------------------------------------
                                        Classes A, B, L    Class Y   All Classes

General                                      $1,000       $15 million    $50

IRAs, Self Employed Retirement Plans,        $  250       $15 million    $50
 Uniform Gift to Minor Accounts

Qualified Retirement Plans                   $   25       $15 million    $25

Simple IRAs                                  $    1           n/a        $ 1

------------------------------------------------------------------------------
Monthly Systematic Investment Plans          $   25           n/a        $25
------------------------------------------------------------------------------

Quarterly Systematic Investment Plans        $   50           n/a        $50
------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

------------------------------------------------------------------------
Comparing the fund's classes
------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

-----------------------------------------------------------------------------------------------------------------------
                        Class A                         Class B                 Class L                 Class Y
-----------------------------------------------------------------------------------------------------------------------
Key            . Initial sales charge               . No initial sales            . Initial sales     . No initial or
features       . You may qualify                      charge                        charge              deferred sales
                 for reduction or                   . Deferred                      is lower than       charge
                 waiver of initial                    sales charge                  Class A           . Must invest
                 sales charge                         declines over               . Deferred            at least $5
               . Lower annual                         time                          sales charge        million
                 expenses than Class                . Converts to                   for only 1        . Lower annual
                 B and Class L                        Class A after                 year                expenses than
                                                      8 years                     . Does not            the other
                                                    . Higher                        convert to          classes
                                                      annual                        Class A
                                                      expenses than               . Higher
                                                      Class A                       annual
                                                                                    expenses than
                                                                                    Class A

Initial        Up to 5.00%;                         None                          1.00%                None
sales          reduced for
charge         large
               purchases and
               waived for
               certain
               investors.  No
               charge for
               purchases of
               $500,000 or
               more

Deferred       1% on                                Up to 5.00%                   1% if you            None
sales          purchases of                         charged when                  redeem within
charge         $500,000 or                          you redeem                    1 year of
               more if you                          shares.  The                  purchase
               redeem within                        charge is
               1 year of                            reduced over
               purchase                             time and
                                                    there is no
                                                    deferred
                                                    sales charge
                                                    after 6 years


Annual         0.25% of                             1% of average                 1% of average        None
distribution   average daily                        daily net                     daily net
and            net assets                           assets                        assets
service
fees

Exchange-      Class A shares                       Class B                       Class L              Class Y shares
able into*     of most Smith                        shares of                     shares of            of most Smith
               Barney funds                         most Smith                    most Smith           Barney funds
                                                    Barney funds                  Barney funds
---------------------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Global Value Fund                                                              9

-------------------------------------------------------------------------------
Sales charge:  Class A shares
-------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

----------------------------------------------------------------------
                                          Sales Charge as a % of
                                      Offering           Net amount
Amount of purchase                    price (%)         invested (%)
----------------------------------------------------------------------

Less than $25,000                        5.00               5.26

$25,000 but less than $50,000            4.00               4.17

$50,000 but less than $100,000           3.50               3.63

$100,000 but less than $250,000          3.00               3.09

$250,000 but less than $500,000          2.00               2.04

$500,000 or more                         -0-                -0-
----------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Global Value Fund                                                             11

-------------------------------------------------------------------------------
Sales charge:  Class B shares
-------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

---------------------------------------------------------------------------------------
                                                                                 6th
Year after purchase                                                            through
                             1st       2nd       3rd       4th       5th         8th
---------------------------------------------------------------------------------------
Deferred sales charge         5%        4%        3%        2%        1%           0%
---------------------------------------------------------------------------------------

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

-------------------------------------------------------------------------------
Shares issued:                 Shares issued:           Shares issued:
At initial                     On reinvestment of       Upon exchange from
purchase                       dividends and            another Smith Barney
                               distributions            fund
-------------------------------------------------------------------------------

Eight years after            In same proportion as    On the date the shares
the date of                  the number of Class B    originally acquired
purchase                     shares converting is     would have converted
                             to total Class B         into Class A shares
                             shares you own (excluding shares issued
 as a dividend)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Sales charge:  Class L shares
-------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

-------------------------------------------------------------------------------
Sales charge:  Class Y shares
-------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

-------------------------------------------------------------------------------
More about deferred sales charges
-------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Global Value Fund                                                             13

-------------------------------------------------------------------------------
Buying shares
-------------------------------------------------------------------------------

Through a     You should contact your Salomon Smith Barney Financial
Salomon       Consultant or dealer representative to open a brokerage
Smith         account and make arrangements to buy shares.
Barney
Financial     If you do not provide the following information, your
Consultant    order will be rejected:
or dealer
represen-     .  Class of shares being bought
tative        .  Dollar amount or number of shares being bought

              You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

-------------------------------------------------------------------------

Through the   Qualified retirement plans and certain other investors who
fund's        are clients of the selling group are eligible to buy
transfer      shares directly from the fund.
agent
              .  Write the transfer agent at the following address:

              Smith Barney Investment Funds, Inc.
              Smith Barney Hansberger Global Value Fund
              (Specify class of shares)
              c/o First Data Investor Services Group, Inc.
              P.O. Box 5128
              Westborough, Massachusetts 01581-5128

              . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

              .  For more information, call the transfer agent at
              1-800-451-2010.
-------------------------------------------------------------------------

Through a     You may authorize Salomon Smith Barney, your dealer
systematic    representative or the transfer agent to transfer funds
investment    automatically from a regular bank account, cash held in a
plan          Salomon Smith Barney brokerage account or Smith Barney
              money market fund to buy shares on a regular basis.

              . Amounts transferred should be at least: $25 monthly or $50 quarterly

              . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

              For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

-------------------------------------------------------------------------
Exchanging shares
------------------------------------------------------------------------

Smith         You should contact your Salomon Smith Barney Financial
Barney        Consultant or dealer representative to exchange into other
offers a      Smith Barney funds.  Be sure to read the prospectus of the
distinctive   Smith Barney fund you are exchanging into.  An exchange
family of     is a taxable transactions.
funds
tailored to   .  You may exchange shares only for shares of the same
help meet     class of another Smith Barney fund.  Not all Smith Barney
the varying   funds offer all classes.
needs of
both large    .  Not all Smith Barney funds may be offered in your state
and small     of residence.  Contact your Smith Barney Financial
investors.    Consultant, dealer representative or the transfer agent.

              . You must meet the minimum investment amount for each fund.

              . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

              .  The fund may suspend or terminate your exchange
              privilege if you engage in an excessive pattern of
              exchanges.
-------------------------------------------------------------------------

Waiver of     Your shares will not be subject to an initial sales charge
additional    at the time of the exchange.
sales
charges       Your deferred sales charge (if any) will continue to be
              measured from the date of your original purchase.  If the
              fund you exchange into has a higher deferred sales charge, you will be subject to that charge.  If you exchange at
              any time into a fund with a lower charge, the sales charge will not be reduced.
-------------------------------------------------------------------------

By telephone  If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

              You can make telephone exchanges only between accounts
              that have identical registrations.
-------------------------------------------------------------------------

By mail       If you do not have a Salomon Smith Barney brokerage
              account, contact your dealer representative or write to
              the transfer agent at the address on the opposite page.
-------------------------------------------------------------------------

Global Value Fund                                                             15

-------------------------------------------------------------------------
Redeeming shares
------------------------------------------------------------------------

Generally     Contact your Salomon Smith Barney Financial Consultant or
              dealer representative to redeem shares of the fund.

              If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

              If the shares are held by a fiduciary or corporation, other documents may be required.

              Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

              If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
-------------------------------------------------------------------------

By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

              Smith Barney Investment Funds, Inc.
              Smith Barney Hansberger Global Value Fund
              (Specify class of shares)
              c/o First Data Investor Services Group, Inc.
              P.O. Box 5128
              Westborough, Massachusetts 01581-5128

              Your written request must provide the following:

              .  Your account number

              . The class of shares and the dollar amount or number of shares to be redeemed

              .  Signatures of each owner exactly as the account is
              registered
-------------------------------------------------------------------------

By telephone  If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

              Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
-------------------------------------------------------------------------

Automatic     You can arrange for the automatic redemption of a portion
cash          of your shares on a monthly or quarterly basis.  To
withdrawal    qualify you must own shares of the fund with a value of at
plans         least $10,000 and each automatic redemption must be at
              least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

              The following conditions apply:

              .  Your shares must not be represented by certificates

              .  All dividends and distributions must be reinvested

              For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.
-------------------------------------------------------------------------

Global Value Fund                                                             17

-------------------------------------------------------------------------
Other things to know about share transactions
-------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Global Value Fund                                                             19

-------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice/TM/ programs
-------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceO program. The fund offers Class A and Class L shares to
participating plans as investment alternatives under the programs.   You can
meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

       If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

       If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

-------------------------------------------------------------------------------
Dividends, distributions and taxes
-------------------------------------------------------------------------------

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

-------------------------------------------------------------------------
Transaction                           Federal tax status
-------------------------------------------------------------------------
Redemption or exchange of shares      Usually capital gain or loss;
                                      long-term only if shares owned more
                                      than one year

Long-term capital gain distributions  Long-term capital gain

Short-term capital gain distributions Ordinary income

Dividends                             Ordinary income
-------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Global Value Fund                                                             21

-------------------------------------------------------------------------------
Share price
-------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

-------------------------------------------------------------------------------
Financial highlights
-------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended April 30:

-----------------------------------------------------------------------------
                                                1999              1998(1)
-----------------------------------------------------------------------------
Net asset value, beginning of year         $                $
-----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income  (loss)
  Net realized and unrealized gain (loss)
-----------------------------------------------------------------------------
Total income (loss) from operations
-----------------------------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gain
-----------------------------------------------------------------------------
Total distributions
-----------------------------------------------------------------------------
Net asset value, end  of year
-----------------------------------------------------------------------------
Total return
-----------------------------------------------------------------------------
Net assets, end of year (000)'s
-----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income
-----------------------------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.


Global Value Fund                                                             23

For a Class B share of capital stock outstanding throughout each year ended April 30:

--------------------------------------------------------------------------
                                            1999               1998(1)
--------------------------------------------------------------------------
Net asset value, beginning of          $                $
--------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain
   (loss)
--------------------------------------------------------------------------
Total income (loss) from
--------------------------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gain
  Capital
--------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------
Net assets, end of year (000)'s
--------------------------------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income
--------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.

For a Class L share of capital stock outstanding throughout each year ended April 30:

------------------------------------------------------------------------
                                              1999            1998(1)
------------------------------------------------------------------------
Net asset value, beginning of  year       $             $
------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain
   (loss)
------------------------------------------------------------------------
Total income (loss) from operations
------------------------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gain
------------------------------------------------------------------------
Total distributions
------------------------------------------------------------------------
Net assets value, end of year
------------------------------------------------------------------------
Total return
------------------------------------------------------------------------
Net assets, end of year (000)'s
------------------------------------------------------------------------
Ratios to average net assets:
    Expenses
    Net investment income (loss)
------------------------------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.


Global Value Fund                                                             25

For a Class Y share of capital stock outstanding throughout each year ended April 30:

-------------------------------------------------------------------------------
                                                 1999              1998(1)
-------------------------------------------------------------------------------
Net asset value, beginning of year              $                 $
-------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and unrealized gain (loss)
-------------------------------------------------------------------------------
Total income (loss) from operations
-------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gains
-------------------------------------------------------------------------------
Total distributions
-------------------------------------------------------------------------------
Net asset value, end of year
-------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------
Net assets, end of year (000)'s
-------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
-------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------

(1) For the period from ________ 1998 (inception date) to December 31, 1998.
(2) Not annualized.
(3) Annualized.

SALOMON SMITH BARNEY/SM/
a member of citigroup [Symbol]

Smith Barney Hansberger
Global Value Fund
--an investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

/SM/ Salomon Smith Barney is a service mark of Salomon Smith Barney Inc. (Investment Company Act file no. 811-03275)
[FD00000 2/99]

PART B

Smith Barney
Investment Funds Inc.
388 Greenwich Street
New York, New York  10013
800-451-2010

Statement of Additional Information
August 30, 1999

This Statement of Additional Information expands upon and supplements the information contained in the current prospectuses each dated August 30, 1999, as amended or supplemented from time to time, of Smith Barney Hansberger Global Value Fund ("Global Value Fund") and Smith Barney Hansberger Global Small Cap Value Fund ("Global Small Cap Value Fund") (each a "Fund" and collectively the "Funds"), each a separate series of Smith Barney Investment Funds Inc. (the "Company"), and should be read in conjunction with the Funds' prospectuses. Each Fund's prospectus may be obtained from a Salomon Smith Barney Financial Consultant, or by writing or calling the Company at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Funds' prospectuses in its entirety.

CONTENTS

	Management of the Company	  [  ]
	Investment Objectives and Management Policies	  [  ]
	Purchase of Shares	[  ]
	Redemption of Shares	[  ]
	Exchange Privilege	[  ]
	Distributor	[  ]
	Valuation of Shares	[  ]
	Performance Data	[  ]
	Taxes	[  ]
	Minimum Account Size	[  ]
	Additional Information	[  ]
	Financial Statements	[  ]
	Appendix	A-1

MANAGEMENT OF THE COMPANY

The executive officers of the Company are employees of certain of the organizations that provide services to the Company. These organizations are the following:

Name
Service
CFBDS, Inc. ("CFBDS" or the "distributor")
Distributor
SSBC Fund management inc. ("SSBC" or the "Manager") (formerly Mutual Management Corp.)

Investment Manager
Hansberger Global Investors, Inc.
("Hansberger")

Sub-Investment Adviser
The Chase Manhattan Bank ("Chase")
Custodian
First Data Investor Services Group, Inc.
("First Data")..

Transfer Agent
These organizations and the functions they perform for the Company are discussed in the prospectuses and in this statement of additional information.

Directors and Executive Officers of the Company. The names of the Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Paul R. Ades, Director (Age 57). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, P.O. Box 504, Lindenhurst, New York 11757.
Herbert Barg, Director (Age 74). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Director (Age 60). Professor, Graduate School of Business Administration, Harvard University. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.

Frank G. Hubbard, Director (Age 62). Vice President, S&S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80 Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 65). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisors Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon is Chairman or Co-Chairman of the Board and Director of 58 investment companies associated with Salomon Smith Barney Holdings Inc. Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Jerome Miller, Director (Age 60). Retired, Former President, Asset Management Group of Shearson Lehman Brothers. His address is 27 Hemlock Road, Manhasset, New York, NY 11030.

Ken Miller, Director (Age 57). President of Young Stuff Apparel Group, Inc. His address is 1411 Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Smith Barney; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 47). Managing Director of Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor also serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. As of ____________, 1999, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of __________, 1999 to the knowledge of the Funds and the Board of Directors, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares with the exception of the following:

FUND
CLASS
PERCENT
NAME
ADDRESS






No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $__________ per annum plus $_____________ per meeting attended and reimburses travel and out-of-pocket expenses for the fiscal year ended April 30, 1999, such expenses totaled $_____________. For the fiscal year ended April 30, 1998, the Directors of the Company were paid the following compensation:




Name of Person

Aggregate Compensation
from Fund**
Total Pension or Retirement Benefits Accrued as part of Fund Expenses Compensation from Fund and Fund Complex Paid to Directors
Number of Funds for Which Director Serves Within Fund Complex





Paul R. Ades

0


Herbert Barg

0


Dwight B. Crane

0


Frank G. Hubbard

0


Heath B. McLendon

-


Jerome Miller

0


Ken Miller

0



**Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended.

Investment Manager and Sub-Adviser. SSBC serves as investment adviser to the Funds pursuant to separate investment management agreements (the "Management Agreements"). SSBC is an affiliate of Salomon Smith Barney and an indirect, wholly owned subsidiary of Citigroup. Hansberger serves as sub-adviser to the Funds pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements"). The Management Agreements and the Sub-Advisory Agreements were most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the investment advisers (the "Independent Directors"), and by shareholders of the respective Funds on ________. SSBC provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney.

As compensation for investment management services rendered to Global Value Fund and Global Small Cap Value Fund, each Fund pays SSBC a fee computed daily and paid monthly at the annual rates of 0.95% and 1.05%, respectively, of the value of their average daily net assets. As compensation for sub-advisory services rendered to Global Value Fund and Global Small Cap Value Fund, SSBC pays Hansberger a fee, computed daily and paid monthly, at the annual rates of 0.50% and 0.60%, respectively, of the value of the respective Fund's average daily net assets. SSBC and Hansberger bear all expenses in connection with the performance of their services. For the period ended April 30, 1999 SSBC waived all or part of its fees in the amounts of $_________ and $__________ for the Global Value Fund and the Global Small Cap Value Fund respectively, and agreed to reimburse Global Small Cap Value Fund for expenses in the amount of $_________.

Counsel and Auditors. Willkie Farr & Gallagher serves as counsel to the Company. The Independent Directors have selected Stroock & Stroock & Lavan LLP as their legal counsel. KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as each Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending April 30, 2000.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Each of the following investment policies, strategies and techniques is subject to the limitations set forth under "Investment Restrictions." Except as described under " Investment Restrictions," the investment policies described in the prospectuses and in this statement of additional information are not fundamental and the Board of Directors may change such policies without shareholder approval.

General. Each Fund's investment objective is long-term capital growth. Global Value Fund seeks to achieve this objective by investing primarily in equity securities of U.S. and foreign issuers which, in the opinion of SSBC and Hansberger, are undervalued. Global Small Cap Value Fund seeks to achieve this objective by investing primarily in equity securities of U.S. and foreign issuers with relatively small market capitalizations (share price times number of equity securities outstanding) which, in the opinion of SSBC and Hansberger, are undervalued. For each Fund, income will be an incidental consideration.

In making investment decisions for the Funds, Hansberger relies heavily on a fundamental analysis of securities with a long-term investment perspective. Hansberger's valuation methods focus on a company's share price in relation to earnings, dividends, assets, sales and a variety of other criteria. Both Funds seek to invest in companies whose securities are trading at the greatest discount to future earnings, cash flow and/or net asset value, and Hansberger utilizes proprietary valuation screens, internal and external research sources and other fundamental analysis to identify those securities that appear to be undervalued. Once undervalued securities are identified, Hansberger analyzes each security, concentrating on a variety of fundamental issues, including sales growth, cash flow, new product development, management structure and other economic factors. This fundamental analysis results in a list of securities meeting a strict value discipline, which are reviewed by Hansberger for inclusion in each Fund's portfolio.

Hansberger seeks to increase the scope and effectiveness of this fundamental investment approach by extending the search for value into many countries around the world. This global search provides Hansberger with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities.

Under normal market conditions, the Global Small Cap Value Fund will invest at least 65% of the value of its total assets in companies with individual market capitalizations of $1.4 billion U.S. dollars or less (at the time of purchase). Under normal market conditions each Fund will invest its assets in at least three countries, which may include the United States.

Although the Funds generally invests in common stocks, they may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount, when Hansberger believes the potential for appreciation will equal or exceed that available from investments in common stock. Each fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depository receipts (collectively, "Depositary Receipts"). Each fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may invest in closed-end investment companies holding foreign securities, and enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by SSBC or Hansberger, each Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount sufficient to meet expenses or for day-to day operating purposes. Whenever, in the judgment of Hansberger, market or economic conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country, as described below.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is each Fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized primarily by the securities subject to repurchase. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, SSBC and Hansberger monitor the creditworthiness of all issuers with which each Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund currently does not intend to commit more than 5% of its Fund's net assets to reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by a Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when SSBC and Hansberger believe it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Securities Lending. Each Fund is authorized to lend up to 33 1/3% of the total market value of its portfolio securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. Any loan of securities must be callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. There may, however, be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrowers of the securities fail financially. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no Fund will make loans to other persons.

Each Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Fund's investment in the securities loaned.

Commercial Bank Obligations. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this is not a fundamental investment policy or restriction of the Fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

When-Issued and Delayed Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. The price of debt obligations purchased on a when-issued basis is fixed at the time a Fund commits to purchase, but delivery and payment for the securities ("settlement") takes place at a later date. The price of these securities may be expressed in yield terms. A Fund will enter into these transactions in order to lock in the yield (price) available at the time of commitment. Between purchase and settlement, a Fund assumes the ownership risk of the when-issued securities, including the risk of fluctuations in the securities market value due to, among other factors, a change in the general level of interest rates. However, no interest accrues to the Fund during this period.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the Fund's total assets would be invested in such notes and other illiquid securities.

Temporary Investments. Each Fund may make money market investments pending other investments or settlement for liquidity, or in adverse market conditions. These money market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations or foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

For temporary defensive purposes, during periods in which SSBC or Hansberger believes changes in economic, financial or political conditions make it advisable, each fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, multicurrency units). These short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"), (b) bank deposits and bank obligations (including certificates of deposit, time deposits and banker's acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency: (c) floating rate securities and other instruments dominated in any currency issued by international development agencies: (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards: and (e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes will be those that SSBC and Hansberger believe to be of high quality, i.e., subject to relatively low risk of loss of interest or principal. There is currently no rating system for debt securities in most emerging countries. If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's Investors Services, Inc. or Standard & Poor's Ratings Group (i.e., rated at least A).

Non-Publicly Traded Securities. Each Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. These securities may present a higher degree of business and financial risk, which can result in substantial losses. In the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what the Fund may consider the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to disclosure and other investor protection requirements that might apply if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the costs of registration. A Fund may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. A Fund may invest in securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has delegated to SSBC and Hansberger, subject to the Board's supervision, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities held by the Fund which have been determined to be liquid will not be subject to the 15% limitation described above. However, Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring them.

Short Sales. Each Fund may sell securities short "against the box", that is, sell a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future.

Depositary Receipts (including ADRs, EDRs and GDRs). Each Fund may purchase ADRs, EDRs, GDRs and other depositary receipts or other securities representing underlying shares of foreign companies. Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. . ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Funds may invest in ADRs through both sponsored and unsponsored arrangements.

The depository for ADRs is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the under-lying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

Real Estate Investment Trusts ("REITs"). Each Fund may invest up to 10% of its assets in Real Estate Investment Trusts. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT.
A REIT is dependent upon cash flow from its investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate.

Borrowing. Each Fund may borrow money from U.S.-regulated banks in an amount not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing. If a Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

Leverage creates an opportunity for increased returns to shareholders of a Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

Other Investment Companies. Some emerging countries have laws and regulations that preclude direct foreign investment in the securities of companies located there. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through specifically authorized investment funds. Each Fund may invest in these investment funds, as well as other closed-end investment companies up to 10% of its assets, as permitted by the 1940 Act.

Forward Roll Transactions. In order to enhance current income, each Fund may enter into forward roll transactions. In a forward roll transaction, a Fund sells a security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time the Fund enters into forward roll transactions, it will place in a segregated account on the books of the Fund, or with Chase, cash or liquid assets having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that such equivalent value is maintained.

Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies. Each Fund may enter into forward foreign currency exchange contracts ("forward contracts"), providing for the purchase of or sale of an amount of a specified currency at a future date. A Fund may use forward contracts to protect against a foreign currency's decline against the U.S. dollar between the trade date and settlement date for a securities transaction, or to lock in the U.S. dollar value of dividends declared on securities it holds, or generally to protect the U.S. dollar value of the securities it holds against exchange rate fluctuations. A Fund may also use forward contracts to protect against fluctuating exchange rates and exchange control regulations. Forward contracts may limit the Fund's losses due to exchange rate fluctuation, but they will also limit any gains that the Fund might otherwise have realized. A Fund may also enter into foreign currency futures contracts ("currency futures").

Except where segregated accounts are not required by the 1940 Act, when a Fund enters into a forward contract or currency future, it will place in a segregated account maintained on the books of the Fund, or with Chase, cash or liquid securities in an amount equal to the value of the Fund's total assets committed to consummation of forward contracts and currency futures. If the value of these segregated securities declines, additional cash or securities will be placed in the account on a daily basis so that the account value is at least equal to the Fund's commitments to such contracts.

A Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

Option Transactions. In addition to options on currencies described above, each Fund may seek to hedge all or a portion of its investments through options on other securities in which it may invest. Options which each fund may purchase or sell will be traded on a recognized securities or futures exchange or over the counter. Options markets in emerging countries are currently limited and the nature of the strategies adopted by Hansberger and the extent to which those strategies are used will depend on the development of such markets.

The primary risks associated with the use of options on securities are (i) imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) possible lack of a liquid secondary market for an option. Options not traded on an exchange (OTC options) are generally considered illiquid and may be difficult to value. Hansberger believes that the Fund will minimize its risk of being unable to close out an option contract by transacting in options only if there appears to be a liquid secondary market for those options.

Writing Covered Call Options. Each Fund may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the sub-investment adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. A call is "covered" if the Fund (i) owns the securities underlying the option or securities convertible or exchangeable (without the payment of any consideration) into the securities under-lying the option, (ii) maintains in a segregated account on the Fund's books, or with The Chase Manhattan Bank ("Chase"), the Fund's custodian, cash or on the Fund's books, or liquid securities provided such securities have been determined by SSBC and Hansberger to be unencumbered pursuant to guidelines established by the Board of Directors ("eligible segregated assets") with a value sufficient to meet the Fund's obligations under the call, or (iii) owns an offsetting call option.

Fund securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

The premium the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, Hansberger will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value" in the Prospectus. The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its Fund on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of Fund securities.

Call options written by each Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its Fund. In such cases, additional costs will be incurred.

Each Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Writing Put Options. Each Fund may also write (i.e., sell) covered put options. The writer of a put incurs an obligation to buy the security underlying the option from the put's purchaser at the exercise price at any time on or before the termination date, at the purchaser's election (certain options the Fund writes will be exercisable by the purchaser only on a specific date). Generally, a put is "covered" if the Fund maintains eligible segregated assets equal to the exercise price of the option or if the Fund holds a put on the same underlying security with a similar or higher exercise price.

Purchasing Put Options. Each Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value" in the Prospectus. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its Fund. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return.

Futures Contracts and Related Options. Each Fund may buy and sell financial futures contracts, stock and bond index futures contracts, interest rate futures contracts, foreign currency futures contracts (collectively, "Futures Contracts") and options on Futures Contracts for hedging purposes only. A Futures Contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. Each Fund may enter into Futures Contracts as a hedge against changes in prevailing levels of interest rates, currency exchange rates, securities indices or individual securities, in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund. A Fund may enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate and currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Fund intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from
time to time by the exchange during the term of the Futures Contract.    As
the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when a Fund enters into a Futures Contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. With respect to positions in futures and related options that do not constitute "bona fide hedging" positions as defined in regulations of the Commodity Futures Trading Commission, a Fund will not enter into a futures contract or related option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. The value of the underlying securities on which Futures Contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on its margin deposits.

See "Additional Risk Factors" below for more information on the special risks associated with Futures Contracts.

Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each Fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the Funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. The Funds will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Supplementary Description of Interest Rate Futures Contracts and Related Options. Currently, Futures Contracts can be purchased and sold on such securities as U.S. Treasury bonds, U.S. Treasury notes, GNMAs and U.S. Treasury bills. Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sales of a Futures Contract. The Fund will initially be required to deposit with the custodian or the broker an amount of "initial margin" of cash or U.S. Treasury bills. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract initial margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a futures contract and the price of the underlying debt security has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Fund has purchased a futures contract and the price of the underlying debt security has declined, the position would be less valuable and the Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund pays the difference and realizes the loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

Forward Currency Contracts and Options on Currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each Fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives a Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

Each Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Swap Agreements. Among the hedging transactions into which the Funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its Fund or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as a speculative investment. Each Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the Funds believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the Funds may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.

Sovereign Debt. Each Fund may invest in sovereign debt, which may trade at a substantial discount from face value. Each Fund may hold and trade sovereign debt of emerging market countries in appropriate circumstances and to participate in debt conversion programs. Emerging country Sovereign Debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund (the "IMF") and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts.

Brady Bonds. Each Fund may invest in Brady Bonds as part of its investment in Sovereign Debt of countries that have restructured or are in the process of restructuring their Sovereign Debt pursuant to the Brady Plan (discussed below).

Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchase are financed by the IMF, World Bank and the debtor nation's reserves. Interest payments may also be collateralized in part in various ways.

Brady Bonds are often viewed as having three or four valuation components:
(i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payment; and (iv) any uncollateralized interest and principal at maturity (these uncollateralized amounts constitute the " residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can viewed as speculative.

Additional Risk Factors

Risks associated with the funds and their investment strategies are described in the prospectuses and in the above discussion of the fund's investment objectives and management policies. The following additional risk factors are intended to supplement the risks described in the prospectuses and other parts of this SAI.

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Foreign Securities.   Investments in securities of foreign issuers involve
certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Special Risks of Countries in the Asia Pacific Region.   Certain of the
risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing or
emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Fixed Income Securities. Investments in fixed income securities may subject the Funds to risks, including the following.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline.
The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

Securities of Small Capitalization Companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater chance of loss than securities of larger capitalization companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

Derivative Instruments. In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Fund in order to achieve an average portfolio volatility that is within the expected range for that type of Fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the prices of the futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contracts. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contracts. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts. Where futures are purchased to hedge against a possible increase in prices of securities before the Fund is able to invest its cash (or cash equivalents) in U.S. government securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in U.S. government securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts though offsetting transactions which could distort the normal relationship between the debt securities and futures markets; second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the debt securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the investment advisor may still not result in a successful hedging transaction over a very short time frame.

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.
Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event that the futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contracts. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements of the futures contracts and thus provide an offset to losses on futures contracts. Successful use of futures contracts by the Fund is also subject to the investment adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets of debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect debt securities held in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

In addition to the risks which apply to all options transaction, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.
It is not certain that this market will develop. The Fund will not purchase options on futures contracts on any exchange unless and until, in the investment advisor's opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Economic and Monetary Union (EMU). EMU began in January, 1999, when 11 European countries adopt a single currency - the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank will be responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Funds' portfolios.

Year 2000.   The investment management services provided to each Fund by the manager depend on the smooth functioning of its computer systems and those of its service providers. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on each Fund's operations, including the handling of securities trades, pricing and account services. The manager has advised each Fund that it has been reviewing all of its computer systems and actively working on necessary changes to its systems to prepare for the year 2000 and expect that its systems will be compliant before that date. In addition, the manager has been advised by each Fund's custodian, distributor, transfer agent sub-transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

Portfolio Turnover.   Each Fund may purchase or sell securities without
regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Funds may experience a high rate of portfolio turnover. This may occur, for example, if a Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions.

Investment Restrictions

The Company has adopted the following investment restrictions with respect to each Fund. Restrictions 1 through 8 cannot be changed for a Fund without approval by the holders of a majority of the outstanding shares of the respective Fund, defined as the lesser of (a) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Board of Directors at any time. Each Fund may not:

1.	Deviate from the definition of a "diversified company" as defined in 1940 Act.

2.	Issue senior securities as defined in the 1940 Act and any rules and orders thereunder, except as permitted under the 1940 Act.

3.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	The Fund will not make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities.

5.	The Fund will not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in disposing of portfolio securities.

6.	The Fund will not purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein;
(b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and option on futures contracts or (d) investing in or purchasing real estate investment trust securities.

7.	The Fund will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8.	The Fund will not borrow money, except that (a) the Fund may borrow from banks in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

9.	The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

10.	Invest in companies for the purpose of exercising management or control.

11.	Invest in securities of other investment companies, except as part of a merger, consolidation, or acquisition of assets or as permitted by Section 12d-1(A) through (E) the 1940 Act.

Brokerage and Portfolio Transactions

Hansberger is responsible for allocating the Fund's brokerage. Twice a year, Hansberger, through a committee of its securities analysts, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of the Funds and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Hansberger's evaluation of all applicable considerations. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Salomon Smith Barney . No Fund will deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

The Fund attempts to obtain the most favorable execution of each Fund's transaction, that is, the best combination of net price and prompt reliable execution. In the opinion of Hansberger, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, Hansberger takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce Hansberger's expenses in a determinable amount. These various services may, however, be useful to Hansberger in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Fund.

The board of directors of the Fund has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require SSBC and Hansberger to furnish reports to the board of directors and to maintain records in connection with such reviews.

The following table sets forth certain information regarding each Fund's payment of brokerage commissions to Salomon Smith Barney:


Period
Ended
April 30,
Global
Small Cap
Value Fund
Global
Value
Fund
Total Brokerage Commissions




1999
___________
___________




Commissions paid to Salomon Smith Barney
1999
___________
___________




% of Total Brokerage
Commissions paid to
Salomon Smith Barney
1999
___________
___________




% of Total Transactions
Involving Commissions paid
to Salomon Smith Barney
1999
___________
___________
_____________________




PURCHASE OF SHARES

General. Each Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class L shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000

Shares may be purchased through a brokerage account maintained with Salomon Smith Barney. Shares may also be purchased through an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in a Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in a Fund is $25. For shareholders purchasing shares of a Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney mutual funds and their spouses and children. Each fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by a Fund or Salomon Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Salomon Smith Barney prior to Salomon Smith Barney's close of business.
For shares purchased through Salomon Smith Barney or Introducing Brokers purchasing through Salomon Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. During the continuous offering period, shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis, to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Salomon Smith Barney money market fund to make additions to the account.
Additional information is available from the Funds or a Salomon Smith Barney Financial Consultant.

Initial Sales Charge Alternative-Class A Shares. The sales charges applicable to purchases of Class A shares of each fund are as follows:


Sales Charge



Amount of Investment
% of Offering Price
% of Amount Invested
Dealers' Reallowance as % of Offering Price
Less than $25,000
5.00%
5.26%
4.50%
$25,000 - 49,999
4.00
4.17
3.60
50,000 - 99,999
3.50
3.63
3.15
100,000-249,999
3.00
3.09
2.70
250,000-499,999
2.00
2.04
1.80
500,000 - and over
*
*
*





*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more.
The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See "Deferred
Sales Charge Alternatives" and "Waivers of CDSC."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the Securities Act.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Salomon Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and any of the Smith Barney mutual funds (including retired Board members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board member or employee); and to a pension, profit-sharing or other benefit plan for such persons, (ii) employees of Hansberger and members of their immediate family and (iii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with a Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another fund in the Smith Barney mutual funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of each fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Funds and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

[Group Purchases. Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above and will be based upon the aggregate sales of Class A shares of Smith Barney mutual funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under
Section 401 or 408 of the Code. Salomon Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Salomon Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Salomon Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Salomon Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Salomon Smith Barney.]

Letter Of Intent. Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Funds and other funds of the Smith Barney mutual funds offered with a sales charge over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Funds and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Funds' Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Alternatives. "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class L shares; and
(c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program as described below. See "Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs."


Year Since Purchase Payment Was Made


CDSC


First


5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00





Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. In addition, a portion of Class B Dividend Shares will be converted at that time.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $ 12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of CDSC. The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts up to 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawal in amounts up to 2.00% per month of the value of the shareholders shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemption of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemption of shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) And ExecChoicetm Programs. During the continuous offering period, investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

Each fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as other-wise described below.

Class A Shares. Class A shares of each fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of each fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $ 1,000,000, it will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) Program that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Fund but instead may acquire Class A shares of the Fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21 , 1996, but may continue to be purchased by many Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives".

No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

Volume Discounts. The schedules of sales charges on Class A shares described in the prospectuses apply to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of a Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

Combined Right of Accumulation. Reduced sales charges, in accordance with the schedule in the prospectuses, apply to any purchase of Class A shares if the aggregate investment of any purchaser in Class A shares of a Fund and in Class A shares of the other Funds in the Company and of other funds of the Smith Barney mutual funds that are offered with a sales charge, including the purchase being made, is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. Each Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price. Each Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of each Fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share and Class L share, and Class A share purchases, including applicable right of accumulation, equaling or exceeding $500,000, is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B shares, Class L shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in each Fund's financial statements, incorporated by reference in their entirety into this statement of additional information.

REDEMPTION OF SHARES

General. Each fund is required to redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until First Data receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder' s benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

	Smith Barney Hansberger Value Fund or Smith Barney Hansberger
Small Cap
	   Value Fund (please specify)
	Class A, B, L or Y (please specify)
	c/o First Data Investor Services Group, Inc.
	P.O. Box 5128
	Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the name of the Fund for which you are redeeming shares, (b) state the Class and number or dollar amount of shares to be redeemed, (c) identify the shareholder' s account number and (d) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 will not ordinarily be permitted. The withdrawal plan will be carried over on exchanges between funds or classes of a Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Company. Withdrawal Plans should be set up with a Salomon Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant.

Telephone Redemption And Exchange Program. Shareholders who do not have a Salomon Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a Fund.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of a Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. Each fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

Additional Information regarding Telephone Redemption and Exchange Program. Neither a Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets a Fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind. If the board of directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders should expect to incur brokerage costs when subsequently selling shares redeemed in kind.

EXCHANGE PRIVILEGE

General. Except as noted below, shareholders of any fund of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided your registered representative or your investment dealer is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange. Class B shares of any fund may be exchanged without a CDSC. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for the purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Funds, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of a Fund who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund' s performance and its shareholders. SSBC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SSBC will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares-Telephone Redemption and Exchange Program" . Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Company reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

DISTRIBUTOR

CFBDS, located at 20 Milk Street, Boston, Massachusetts 02109-5408, serves as the Company's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution Agreement").

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as investment in a money market fund (other than Salomon Smith Barney Exchange Reserve Fund) of the Smith Barney mutual funds. If the investor instructs Salomon Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Company and the money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Company's board of directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Management and Distribution Agreements for continuance.

Sales Charges paid to Salomon Smith Barney:


Name of Fund
Inception*
Through April 30, 1998
For The Fiscal Year
Ended April 30, 1999
Global Value Fund
$414,000
$
Global Small Cap Value Fund
109,000

* For the period from December 19, 1997 (inception date) to April
30, 1998.

Class B share CDSC paid to Salomon Smith Barney:


Name of Fund
Inception*
Through April 30, 1998
For The Fiscal Year
Ended April 30, 1999
Global Value Fund
$8,000
$
Global Small Cap Value  Fund
2,000

* For the period from December 19, 1997 (inception date) to April
30, 1998.

Class L share CDSC paid to Salomon Smith Barney:


Name of Fund
Inception*
Through April 30, 1998
For The Fiscal Year
Ended April 30, 1999
Global Value Fund
$1,000
$
Global Small Cap Value  Fund
---

* For the period from December 19, 1997 (inception date) to
April 30, 1998.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Company has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of each Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney a distribution fee, with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying its Financial Consultants a commission upon sales of those shares. Such shares' distribution fees, which are accrued daily and paid monthly, are calculated at the annual rate of 0.75% of the value of average daily net assets attributable to the Class B and Class L shares.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount to be spent for the services provided by Salomon Smith Barney without shareholder approval, and all amendments of the Plan also must be approved by the directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Company (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Total Service and Distribution Plan fees incurred by the Funds for the period ended April 30, 1998 and the fiscal year ended April 30, 1999 were:

1998
Name Of Fund

Class A Shares

Class B Shares

Class L Shares
Global Value Fund*
$20,329
$130,729
$30,488
Global Small Cap Value  Fund*
  6,679
  36,118
   7,601

       * For the period from December 19, 1997 (inception date) to
April 30, 1998.

1999
Name Of Fund

Class A Shares

Class B Shares

Class L Shares
Global Value Fund



Global Small Cap Value  Fund




For the fiscal year ended April 30, 1999, [CFBDS and its predecessor, Salomon Smith Barney,] incurred distribution expenses totaling approximately $_________ consisting of approximately $_________ for advertising, $_________ for printing and mailing of Prospectuses, $_________ for support services, $_________ to Salomon Smith Barney Financial Consultants, and $_________ in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by CFBDS and Salomon Smith Barney from the Fund.

VALUATION OF SHARES

Each Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, President's Day, Good Friday, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the Funds in valuing its assets.

Generally, each Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of, other factors by or under the direction of the board of directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the board of directors.

A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the board of directors. In carrying out the board of directors' valuation policies, SSBC, as administrator, may consult with an independent pricing service.

Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by SSBC, as administrator, after consultation with a pricing service approved by the board of directors. When, in the judgment of the pricing service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the pricing service, there are not readily obtainable market quotations are carried at fair value as determine by the pricing service. The procedures of the pricing service are reviewed periodically by the officers of the Company under the general supervision and responsibility of the board of directors.

PERFORMANCE DATA

From time to time, a Fund may quote its yield, average annual total return or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares Such performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other financial publications, and may be included in various industry and financial publications, such as: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of a class, it will also disclose such information for the other classes.

Yield. A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-b/cd + 1)6 - 1]


Where:
a =
Dividends and interest earned during the period.

b =
Expenses accrued for the period (net of reimbursement).

c =
The average daily number of shares outstanding during the period that were entitled to receive dividends.

d =
The maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return. "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n = ERV

Where:
P 	=
a hypothetical initial payment of $1,000.

T	=
Average annual total return.

n 	=
Number of years.

ERV	=
Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.

Class A average annual total returns were as follows for the periods indicated:


Name of Fund

Fiscal Year 1998*

Fiscal Year 1999
Global Value Fund
8.42%
%
Global Small Cap Value  Fund
3.21

* For the period from December 19, 1997 (inception date) to April 30, 1998.

These average annual total return figures assume that the maximum 5.00% sales charge assessed by the Funds on purchases of Class A shares has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted at the time of purchase, the Funds' aggregate total return reflecting the waiver of the investment advisory and sub-investment advisory and/or administration fees for the same period would have been 14.13% and 8.64%, respectively for 1998, and ______% and ______%, respectively for 1999.

Class B average annual total returns were as follows for the periods indicated:


Name of Fund

Fiscal Year 1998*

Fiscal Year 1999
Global Value Fund
8.87%
%
Global Small Cap Value  Fund
3.38

* For the period from December 19, 1997 (inception date) to April 30, 1998.

These figures assume that the applicable maximum 5.00% CDSC has been deducted from the investment at the time of purchase. If the investment advisory and sub-investment advisory and/or administration fees had not been partially waived and the maximum CDSC had not been deducted at the time of purchase, the Funds' average annual total returns for the same period would have been 13.87% and 8.38% respectively, for 1998, and ______% and ______%, respectively for 1999.

Class L average annual total returns were as follows for the periods indicated:


Name of Fund

Fiscal Year 1998*

Fiscal Year 1999
Global Value Fund
12.87%

Global Small Cap Value  Fund
7.38

* For the period from December 19, 1997 (inception date) to April 30, 1998.

These average annual total return figures assume that the applicable CDSC has been deducted from the investment. Had the CDSC not been deducted, the average annual total return on the Funds' Class L shares would have been 13.87% and 8.38%, respectively, for 1998, and ___% and ___%, respectively for 1999.

Class Y average annual total returns were as follows for the periods indicated:


Name of Fund

Fiscal Year 1998*

Fiscal Year 1999
Global Value Fund
4.50%

Global Small Cap Value  Fund
5.37

* For the period from December 19, 1997 (inception date) to April 30, 1998.

Aggregate Total Return. Aggregate total return, as described below, represents the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:


	AGGREGATE TOTAL RETURN = 			ERV-P
				P

Where:
P 	=
a hypothetical initial payment of $1,000.

ERV	=
Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period (a fractional portion thereof) at the end of the 1-, 5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

It is important to note that the yield and total return formulas set forth above are based on historical earnings and are not intended to indicate future performance. A class' performance will vary from time to time depending upon market conditions, the composition of the Fund's investment portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Current Dividend Return. Each fund calculates current dividend return for each class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. Each fund may also include comparative performance information in advertising or marketing its shares.

Performance Information. Performance information may be useful in evaluating a Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, no performance quotation should be considered a representation as to the Fund's performance for any future period.

A Fund may from time to time compare its investment results with the following:

	(1) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

	(2) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

	(3) Dow Jones Industrial Average which is a price-weighted average of 30 actively traded stocks of highly reputable companies prepared by Dow Jones & Co.

	(4) Financial News Composite Index.

	(5) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital
International Europe, Australia, Far East Index ("EAFE
Index"). The EAFE Index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

	(6) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

	(7) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.

DIVIDENDS AND DISTRIBUTIONS

Each Fund's policy is to distribute substantially all its investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains, a Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

The per share dividends on Class B and Class L shares of a Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of a Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

TAXES

The following summary addresses the principal United States income tax considerations regarding the purchase, ownership and disposition of shares in a Fund.

General. Each Fund intends to qualify and elect to be treated for each taxable year as a "regulated investment company" under Sections 851-855 of the Internal Revenue Service Code of 1986, as amended ("the Code"). To so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, Futures and forward contracts) derived from its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer; and
(b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). The diversification requirements described above may limit the Fund's ability to engage in hedging transactions by writing or buying options or by entering into Futures or forward contracts.

Foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

As a regulated investment company, each Fund will not be subject to U.S. federal income tax on net investment income and net long-term capital gains distributed to shareholders if, as is intended, the Fund distributes at least 90% of its ordinary income and net short-term capital gains to the Fund's shareholders each year.

Each Fund, however, will generally be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each Fund intends to make timely distributions of its income (including any net capital gains) in compliance with these requirements. As a result, it is anticipated that each Fund will not be subject to the excise tax.

For federal income tax purposes, dividends declared by each Fund in October, November or December as of a record date in such month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.

Gains or losses that a Fund recognizes upon the sale or other disposition of stock or securities will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund sells the stock or security short or acquires a put or writes a call thereon. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on stock or securities will generally be treated as gains and losses from the sale of stock or securities. If an option written for a Fund lapses or is terminated through a closing transaction the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If a Fund sells stock or securities pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the stock or securities delivered in determining the amount of gain or loss on the sale.

Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and Futures contracts entered into by a Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on such contracts or options or on the underlying securities.

Certain options, Futures and foreign currency contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or contracts.

If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Fund to its shareholders in a manner that satisfies the requirements described above. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Fund.

Redemption of Shares. Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.

However, any loss realized by a shareholder upon the redemption or exchange of Fund shares held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Fund shares.

Notices to Shareholders. Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of a Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their own tax advisors about the status of a Fund's dividends and distributions for state and local tax liabilities.

MINIMUM ACCOUNT SIZE

Each fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size).
A Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

FINANCIAL STATEMENTS

Each Fund's annual report for the fiscal year ended April 30, 1999, including the Funds' audited financial statements, as filed with the Securities and Exchange Commission (Accession number ______________) is incorporated by reference, in its entirety, into this statement of additional information.

ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios Inc., Smith Barney Shearson Investment Funds Inc., and Smith Barney Investment Funds, Inc., respectively.

Chase, located at Chase Metrotech Center, Brooklyn NY 11245, serves as the custodian of the Company. Under its custody agreement with the Company, Chase holds the Company's fund securities and keeps all necessary accounts and records. For its services, Chase receives a monthly fee based upon the month-end market value of securities held in custody and also receives transaction charges. Chase bank is authorized to establish separate accounts for foreign securities owned by the Company to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month and is reimbursed for out-of-pocket expenses.

APPENDIX

BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefor not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Ratings Group ("S&P")

	AAA - Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.












38



PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 dated October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49.

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995.

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
To Post-Effective Amendment No.56 filed on
February 26, 1999.

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(i)  Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j)  To be filed by amendment.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37'

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.

(n) To be filed by amendment.

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.50 to Registration Statement.

 Item 24.

None.


Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.  Business and Other Connections of
Investment Adviser

Investment Adviser -SSBC Fund Management Inc.("SSBC") formerly Mutual Management Corp.

SSBC was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").The list required by this
Item 26 of officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200, CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500.
CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(6) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 29th day of June, 1999.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		6/29/99
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			6/29/99
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			6/29/99
Paul R. Ades

/s/ Herbert Barg*	 		Director			6/29/99
Herbert Barg

/s/ Dwight B. Crane*		Director			6/29/99
Dwight B. Crane

/s/ Frank Hubbard*		Director			6/29/99
Frank Hubbard

 /s/ Jerome Miller**		Director			6/29/99
Jerome Miller

/s/ Ken Miller*			Director			6/29/99
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit

NONE